Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
STRATEGIC BETA ETFs
THIRD QUARTER REPORT
July 31, 2024 (Unaudited)
Columbia Short Duration Bond ETF

PORTFOLIO OF INVESTMENTS
Columbia Short Duration Bond ETF
July 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
2 Columbia Short Duration Bond ETF | 2024
Asset-Backed Securities - Non-Agency   10.1%
Issue
Description
Principal
Amount ($) Value ($)
Ally Auto Receivables Trust
Class A3, Series 2023-1, 5.460%,
05/15/28 100,000 100,523
American Airlines Pass Through Trust
Series A, 3.700%, 10/01/26 101,025 96,913
AmeriCredit Automobile Receivables Trust
Class D, Series 2020-3, 1.490%,
09/18/26 135,000 131,089
Capital One Prime Auto Receivables Trust
Class A4, Series 2023-1, 4.760%,
08/15/28 100,000 100,016
Carmax Auto Owner Trust
Class C, Series 2022-1, 2.200%,
11/15/27 100,000 95,145
Class A3, Series 2023-1, 4.750%,
10/15/27 275,000 273,886
Class A4, Series 2023-1, 4.650%,
01/16/29 175,000 174,431
Carvana Auto Receivables Trust
Class C, Series 2022-P1, 3.300%,
04/10/28 300,000 283,759
Exeter Automobile Receivables Trust
Class D, Series 2021-4A, 1.960%,
01/17/28 100,000 96,382
Class D, Subordinated Series
2021-3A, 1.550%, 06/15/27 75,000 71,772
Class D, Series 2022-1A, 3.020%,
06/15/28 175,000 168,999
Ford Credit Auto Lease Trust
Class A4, Series 2023-A, 4.830%,
05/15/26 90,000 89,697
Class C, Series 2023-B, 6.430%,
04/15/27 100,000 102,204
Ford Credit Auto Owner Trust
Class B, Series 2020-C, 0.790%,
08/15/26 135,000 131,993
Class C, Subordinated Series
2020-C, 1.040%, 05/15/28 100,000 97,918
Class A4, Series 2022-B, 3.930%,
08/15/27 150,000 147,765
Ford Credit Floorplan Master Owner Trust
Class A, Series 2020-2, 1.060%,
09/15/27 150,000 143,535
GM Financial Automobile Leasing Trust
Class A3, Series 2023-2, 5.050%,
07/20/26 125,000 124,843
Class A4, Series 2024-1, 5.090%,
02/22/28 100,000 100,514
GM Financial Consumer Automobile Receivables
Trust
Class A4, Series 2021-4, 0.990%,
10/18/27 118,000 112,224
Class A4, Series 2022-2, 3.250%,
04/17/28 150,000 146,076
Class A4, Series 2022-3, 3.710%,
12/16/27 150,000 147,163
Class A4, Series 2021-3, 0.730%,
08/16/27 100,000 95,736
Honda Auto Receivables Owner Trust
Class A3, Series 2023-2, 4.930%,
11/15/27 150,000 149,900
Asset-Backed Securities - Non-Agency (continued)
Issue
Description
Principal
Amount ($) Value ($)
Class A4, Series 2023-4, 5.660%,
02/21/30 250,000 255,785
Hyundai Auto Receivables Trust
Class A4, Series 2022-A, 2.350%,
04/17/28 145,000 139,910
Class A4, Series 2023-A, 4.480%,
07/17/28 100,000 99,184
Mercedes-Benz Auto Lease Trust
Class A3, Series 2023-A, 4.740%,
01/15/27 125,000 124,505
Mercedes-Benz Auto Receivables Trust
Class A3, Series 2022-1, 5.210%,
08/16/27 98,162 98,139
Nissan Auto Receivables Owner Trust
Class A3, Series 2022-B, 4.460%,
05/17/27 175,000 174,038
Santander Drive Auto Receivables Trust
Class D, Subordinated Series
2021-4, 1.670%, 10/15/27 50,000 48,366
Class A3, Series 2023-5, 6.020%,
09/15/28 105,000 106,135
Class C, Series 2023-6, 6.400%,
03/17/31 125,000 129,534
Class C, Series 2023-1, 5.090%,
05/15/30 100,000 99,774
Toyota Auto Receivables Owner Trust
Class A4, Series 2021-B, 0.530%,
10/15/26 100,000 96,799
Class A4, Series 2023-A, 4.420%,
08/15/28 125,000 123,975
Class A4, Series 2022-C, 3.770%,
02/15/28 150,000 146,557
Volkswagen Auto Loan Enhanced Trust
Class A4, Series 2023-2, 5.570%,
04/22/30 100,000 102,619
World Omni Auto Receivables Trust
Class B, Series 2020-C, 0.870%,
10/15/26 100,000 98,854
Class A4, Series 2021-A, 0.480%,
09/15/26 125,000 121,628
Class A4, Series 2022-A, 1.900%,
03/15/28 150,000 143,145
World Omni Select Auto Trust
Class B, Series 2023-A, 5.870%,
08/15/28 135,000 136,271
Total Asset-Backed Securities - Non-
Agency
(Cost $5,423,442) 5,427,701
Commercial Mortgage-Backed Securities - Non-Agency   9.9%
Principal
Amount ($) Value ($)
Bank
Class A2, Series 2019-BN18,
3.474%, 05/15/62 125,000 124,661
Class A2, Series 2019-BN16,
3.933%, 02/15/52 80,451 80,236
Class AS, Subordinated Series
2017-BNK9, 3.829%, 11/15/54
(a)
100,000 94,141
Class A3, Series 2018-BN12,
3.990%, 05/15/61 100,000 96,567

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
July 31, 2024 (Unaudited)
Columbia Short Duration Bond ETF | 2024 3
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issue
Description
Principal
Amount ($) Value ($)
Bank of America Merrill Lynch Commercial
Mortgage Trust
Class A4, Series 2016-UB10,
3.170%, 07/15/49 75,000 72,025
Class A3, Series 2017-BNK3,
3.311%, 02/15/50 98,956 94,998
Bank5
Class AS, Series 2023-5YR3,
7.315%, 09/15/56
(a)
150,000 160,400
BBCMS Mortgage Trust
Class ASB, Series 2018-C2,
4.236%, 12/15/51 80,390 78,872
Class A3, Series 2023-5C23,
6.675%, 12/15/56
(a)
125,000 132,779
Class A2B, Series 2023-C19,
5.753%, 04/15/56 175,000 177,108
Cantor Commercial Real Estate Lending
Class A4, Series 2019-CF2,
2.624%, 11/15/52 125,000 112,425
Class A5, Series 2019-CF1,
3.786%, 05/15/52 100,000 92,699
CD Mortgage Trust
Class A3, Series 2017-CD6,
3.104%, 11/13/50 100,000 96,222
Class ASB, Series 2017-CD6,
3.332%, 11/13/50 66,285 64,572
Class A3, Series 2017-CD4,
3.248%, 05/10/50 138,285 132,468
CFCRE Commercial Mortgage Trust
Class A3, Series 2016-C3, 3.865%,
01/10/48 150,000 146,346
Class AM, Subordinated Series
2016-C6, 3.502%, 11/10/49
(a)
50,000 46,936
CGMS Commercial Mortgage Trust
Class A3, Series 2017-B1, 3.197%,
08/15/50 96,765 92,396
Class A4, Series 2017-B1, 3.458%,
08/15/50 125,000 118,320
Citigroup Commercial Mortgage Trust
Class A4, Series 2016-C2, 2.832%,
08/10/49 150,000 143,263
Class A3, Series 2018-C5, 3.963%,
06/10/51 170,270 164,157
Class AS, Subordinated Series
2016-P6, 4.032%, 12/10/49
(a)
100,000 89,386
Class A4, Series 2015-GC31,
3.762%, 06/10/48 100,000 97,640
Class B, Subordinated Series
2015-P1, 4.316%, 09/15/48
(a)
100,000 96,806
Class B, Series 2017-P7, 4.137%,
04/14/50
(a)
150,000 138,544
Class AAB, Series 2017-P8,
3.268%, 09/15/50 86,148 83,854
Class A2, Series 2020-GC46,
2.708%, 02/15/53 100,000 94,780
Class A4, Series 2016-P3, 3.329%,
04/15/49 100,000 96,383
COMM Mortgage Trust
Class D, Series 2015-CR26,
3.464%, 10/10/48
(a)
56,000 45,369
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issue
Description
Principal
Amount ($) Value ($)
Class A3, Series 2017-COR2,
3.510%, 09/10/50 100,000 94,291
Class C, Series 2013-CR13,
4.948%, 11/10/46
(a)
34,539 32,337
Class A3, Series 2015-LC23,
3.521%, 10/10/48 119,947 116,973
GS Mortgage Securities Trust
Class C, Subordinated Series
2016-GS3, 3.981%, 10/10/49
(a)
75,000 68,030
JP Morgan Chase Commercial Mortgage
Securities Trust
Class A4, Series 2016-JP2,
2.822%, 08/15/49 150,000 143,183
JPMBB Commercial Mortgage Securities Trust
Class AS, Series 2016-C2, 3.484%,
06/15/49 100,000 93,236
Class B, Series 2017-C5, 4.009%,
03/15/50
(a)
150,000 124,458
Class A4A1, Series 2014-C25,
3.408%, 11/15/47 27,958 27,862
Class A3, Series 2015-C31,
3.801%, 08/15/48 83,439 81,799
JPMCC Commercial Mortgage Securities Trust
Class A3, Series 2019-COR4,
3.763%, 03/10/52 100,000 94,245
Morgan Stanley Bank of America Merrill Lynch
Trust
Class A3, Series 2016-C28,
3.272%, 01/15/49 101,619 99,103
Class C, Subordinated Series
2016-C31, 4.257%, 11/15/49
(a)
50,000 42,949
Class A5, Series 2017-C33,
3.599%, 05/15/50 195,000 186,664
Class ASB, Series 2017-C34,
3.354%, 11/15/52 58,251 56,705
Morgan Stanley Capital I
Class A3, Series 2017-HR2,
3.330%, 12/15/50 123,842 117,475
Morgan Stanley Capital I Trust
Class A4, Series 2016-UB12,
3.596%, 12/15/49 150,000 143,210
SG Commercial Mortgage Securities Trust
Class A4, Series 2016-C5, 3.055%,
10/10/48 150,000 142,486
Wells Fargo Commercial Mortgage Trust
Class A4, Series 2015-LC20,
2.925%, 04/15/50 100,000 98,613
Class A3, Series 2015-NXS4,
3.452%, 12/15/48 86,116 84,253
Class A3, Series 2015-P2, 3.541%,
12/15/48 67,441 66,077
Class A5, Series 2017-C39,
3.418%, 09/15/50 125,000 118,523
Class C, Series 2017-C39, 4.118%,
09/15/50 100,000 88,943
Class A4, Series 2017-C41,
3.472%, 11/15/50 100,000 95,075

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
July 31, 2024 (Unaudited)
4 Columbia Short Duration Bond ETF | 2024
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issue
Description
Principal
Amount ($) Value ($)
Class A2, Series 2020-C56,
2.498%, 06/15/53 44,176 41,417
Total Commercial Mortgage-Backed
Securities - Non-Agency
(Cost $5,507,188) 5,322,260
Corporate Bonds   49.7%
Principal
Amount ($) Value ($)
Aerospace & Defense 1.3%
Boeing Co. (The)
2.196%, 02/04/26 80,000 76,116
5.040%, 05/01/27 119,000 118,031
Howmet Aerospace, Inc.
5.900%, 02/01/27 100,000 102,184
Huntington Ingalls Industries, Inc.
2.043%, 08/16/28 85,000 76,208
L3Harris Technologies, Inc.
4.400%, 06/15/28 40,000 39,411
Northrop Grumman Corp.
3.250%, 01/15/28 60,000 57,322
Teledyne Technologies, Inc.
1.600%, 04/01/26 40,000 37,799
TransDigm, Inc.
6.375%, 03/01/29
(b)
200,000 203,820
Total 710,891
Airlines 1.1%
American Airlines Pass Through Trust
Class A, Series 2015-1, 3.375%,
05/01/27 46,744 44,190
Class AA, Series 2016-1, 3.575%,
01/15/28 30,971 29,499
American Airlines, Inc.
7.250%, 02/15/28
(b)
220,000 219,805
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500%, 04/20/26
(b)
70,000 69,512
Delta Air Lines, Inc.
7.375%, 01/15/26 85,000 86,829
Southwest Airlines Co.
2.625%, 02/10/30 60,000 53,116
United Airlines Pass Through Trust
Class A, Series 2013-1, 4.300%,
08/15/25 44,907 44,222
United Airlines, Inc.
4.375%, 04/15/26
(b)
60,000 58,489
Total 605,662
Apartment REIT 0.1%
Essex Portfolio LP
3.000%, 01/15/30 60,000 54,365
Automotive 1.0%
Benteler International AG
10.500%, 05/15/28
(b)
50,000 53,380
Clarios Global LP / Clarios US Finance Co.
6.750%, 05/15/28
(b)
60,000 61,123
Ford Motor Credit Co. LLC
4.000%, 11/13/30 120,000 108,975
General Motors Financial Co., Inc.
1.250%, 01/08/26 120,000 113,596
Goodyear Tire & Rubber Co. (The)
4.875%, 03/15/27 50,000 48,790
IHO Verwaltungs GMBH
4.750%, 09/15/26
(b),(c)
50,000 48,761
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Jaguar Land Rover Automotive PLC
5.875%, 01/15/28
(b)
80,000 79,184
Total 513,809
Banking 3.7%
Ally Financial, Inc.
2.200%, 11/02/28 100,000 88,568
5.750%, 11/20/25 100,000 100,186
Bank of Nova Scotia (The)
Subordinated 4.500%, 12/16/25 60,000 59,530
BankUnited, Inc.
5.125%, 06/11/30 120,000 112,254
Barclays PLC
4.375%, 01/12/26 200,000 198,139
Capital One Financial Corp.
Series ., 7.624%, (SOFRRATE +
3.070%), 10/30/31
(d)
60,000 67,062
Citigroup, Inc.
4.125%, 07/25/28 200,000 194,475
Citizens Financial Group, Inc.
2.850%, 07/27/26 50,000 47,815
Comerica, Inc.
4.000%, 02/01/29 40,000 37,411
Deutsche Bank AG/New York NY
6.819%, (SOFRRATE + 2.510%),
11/20/29
(d)
150,000 158,518
Discover Financial Services
4.100%, 02/09/27 100,000 97,480
Fifth Third Bancorp
5.631%, (SOFRRATE + 1.840%),
01/29/32
(d)
60,000 60,970
Goldman Sachs Group, Inc. (The)
5.950%, 01/15/27 80,000 81,996
KeyCorp
Series MTN, 2.550%, 10/01/29 60,000 52,428
Morgan Stanley
Subordinated 5.000%, 11/24/25 120,000 119,876
Regions Financial Corp.
1.800%, 08/12/28 40,000 35,272
Synchrony Financial
3.950%, 12/01/27 85,000 80,704
UniCredit SpA
7.296%, (USD 5 Year Swap +
4.914%), 04/02/34
(b),(d)
200,000 207,728
Webster Financial Corp.
4.100%, 03/25/29 85,000 80,172
Zions Bancorp NA
3.250%, 10/29/29 100,000 85,727
Total 1,966,311
Brokerage 0.3%
Nomura Holdings, Inc.
3.103%, 01/16/30 200,000 180,437
Brokerage/Asset Managers/Exchanges 0.1%
Affiliated Managers Group, Inc.
3.300%, 06/15/30 50,000 45,659
Building Materials 0.6%
Martin Marietta Materials, Inc.
3.500%, 12/15/27 85,000 82,063
Masco Corp.
2.000%, 02/15/31 60,000 50,098
Smyrna Ready Mix Concrete LLC
6.000%, 11/01/28
(b)
60,000 59,401

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
July 31, 2024 (Unaudited)
Columbia Short Duration Bond ETF | 2024 5
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Standard Industries, Inc.
4.750%, 01/15/28
(b)
60,000 57,497
5.000%, 02/15/27
(b)
50,000 48,922
Total 297,981
Cable and Satellite 1.3%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.125%, 05/01/27
(b)
190,000 184,527
Charter Communications Operating LLC / Charter Communications
Operating Capital
2.800%, 04/01/31 120,000 100,607
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
5.875%, 08/15/27
(b)
150,000 144,503
Sirius XM Radio, Inc.
4.000%, 07/15/28
(b)
100,000 91,778
5.000%, 08/01/27
(b)
100,000 96,773
Viasat, Inc.
5.625%, 04/15/27
(b)
85,000 79,866
Total 698,054
Chemicals 0.9%
Axalta Coating Systems LLC
3.375%, 02/15/29
(b)
60,000 54,580
Celanese US Holdings LLC
6.165%, 07/15/27 50,000 51,385
6.330%, 07/15/29 60,000 62,784
Dow Chemical Co. (The)
2.100%, 11/15/30 60,000 51,829
DuPont de Nemours, Inc.
4.493%, 11/15/25 20,000 19,836
4.725%, 11/15/28 100,000 100,931
Nutrien Ltd.
4.200%, 04/01/29 60,000 58,604
Olin Corp.
5.125%, 09/15/27 50,000 48,859
Sherwin-Williams Co. (The)
3.450%, 06/01/27 40,000 38,645
Total 487,453
Construction Machinery 0.3%
Herc Holdings, Inc.
6.625%, 06/15/29
(b)
60,000 61,262
United Rentals North America, Inc.
3.875%, 11/15/27 100,000 95,455
Total 156,717
Consumer Cyclical Services 0.9%
Brink's Co. (The)
4.625%, 10/15/27
(b)
50,000 48,473
eBay, Inc.
1.400%, 05/10/26 40,000 37,608
Expedia Group, Inc.
3.250%, 02/15/30 60,000 55,236
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
5.250%, 12/01/27
(b)
50,000 49,252
Match Group Holdings II LLC
4.625%, 06/01/28
(b)
50,000 47,682
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.375%, 08/31/27
(b)
50,000 46,657
Service Corp. International
5.125%, 06/01/29 60,000 58,995
Uber Technologies, Inc.
6.250%, 01/15/28
(b)
120,000 121,067
Total 464,970
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Consumer Products 0.4%
Clorox Co. (The)
3.100%, 10/01/27 40,000 38,168
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
4.750%, 01/15/29
(b)
100,000 95,685
Haleon US Capital LLC
3.375%, 03/24/29 60,000 56,733
Whirlpool Corp.
2.400%, 05/15/31 60,000 50,310
Total 240,896
Diversified Manufacturing 1.2%
Carrier Global Corp.
2.493%, 02/15/27 40,000 37,944
Ingersoll Rand, Inc.
5.314%, 06/15/31 60,000 61,810
Johnson Controls International PLC / Tyco Fire & Security Finance SCA
1.750%, 09/15/30 60,000 50,799
Newell Brands, Inc.
5.700%, 04/01/26 60,000 59,880
Otis Worldwide Corp.
2.565%, 02/15/30 60,000 53,538
Parker-Hannifin Corp.
3.250%, 06/14/29 50,000 46,911
Regal Rexnord Corp.
6.300%, 02/15/30 60,000 62,464
RTX Corp.
4.125%, 11/16/28 120,000 117,547
Trane Technologies Global Holding Co. Ltd.
3.750%, 08/21/28 40,000 38,627
WESCO Distribution, Inc.
6.375%, 03/15/29
(b)
60,000 60,848
Westinghouse Air Brake Technologies Corp.
4.700%, 09/15/28 60,000 59,683
Total 650,051
Electric 2.9%
AES Corp. (The)
1.375%, 01/15/26 40,000 37,889
American Electric Power Co., Inc.
Subordinated 3.875%, (US 5
Year CMT T-Note + 2.675%),
02/15/62
(d)
120,000 111,920
Calpine Corp.
4.500%, 02/15/28
(b)
50,000 47,919
Cleco Corporate Holdings LLC
3.743%, 05/01/26 80,000 77,669
Dominion Energy, Inc.
Series C, 3.375%, 04/01/30 60,000 55,422
DTE Energy Co.
Series C, 3.400%, 06/15/29 60,000 56,170
Duke Energy Corp.
4.300%, 03/15/28 60,000 59,111
Edison International
6.950%, 11/15/29 60,000 64,937
Emera US Finance LP
3.550%, 06/15/26 80,000 77,386
Enel Americas SA
4.000%, 10/25/26 85,000 82,680
Eversource Energy
Series R, 1.650%, 08/15/30 100,000 82,852
FirstEnergy Corp.
Series B, 2.250%, 09/01/30 60,000 51,502

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
July 31, 2024 (Unaudited)
6 Columbia Short Duration Bond ETF | 2024
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Series B, 3.900%, 07/15/27 30,000 29,155
NextEra Energy Capital Holdings, Inc.
1.875%, 01/15/27 40,000 37,316
3.550%, 05/01/27 40,000 38,745
NextEra Energy Operating Partners LP
4.500%, 09/15/27
(b)
50,000 47,867
NRG Energy, Inc.
5.750%, 01/15/28 50,000 49,788
Pacific Gas and Electric Co.
2.100%, 08/01/27 85,000 78,002
3.750%, 07/01/28 80,000 76,316
PG&E Corp.
5.000%, 07/01/28 50,000 48,774
Public Service Enterprise Group, Inc.
5.850%, 11/15/27 60,000 61,822
Southern Co. (The)
5.500%, 03/15/29 60,000 61,869
Vistra Operations Co. LLC
5.500%, 09/01/26
(b)
205,000 203,345
Total 1,538,456
Environmental 0.3%
GFL Environmental, Inc.
5.125%, 12/15/26
(b)
100,000 99,105
Republic Services, Inc.
1.450%, 02/15/31 60,000 48,917
Total 148,022
Finance Companies 2.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.450%, 10/29/26 170,000 160,321
Air Lease Corp.
Series MTN, 2.875%, 01/15/26 80,000 77,401
Ares Capital Corp.
2.150%, 07/15/26 40,000 37,447
Blackstone Private Credit Fund
4.000%, 01/15/29 60,000 55,950
Blackstone Secured Lending Fund
2.850%, 09/30/28 50,000 44,763
Equitable Holdings, Inc.
4.350%, 04/20/28 120,000 117,836
Fortress Transportation and Infrastructure Investors LLC
5.500%, 05/01/28
(b)
60,000 58,833
GGAM Finance Ltd.
8.000%, 06/15/28
(b)
50,000 52,975
Golub Capital BDC, Inc.
6.000%, 07/15/29 60,000 59,890
Macquarie Airfinance Holdings Ltd.
8.125%, 03/30/29
(b)
30,000 31,728
Navient Corp.
5.500%, 03/15/29 60,000 55,813
OneMain Finance Corp.
3.500%, 01/15/27 170,000 160,740
3.875%, 09/15/28 60,000 54,904
7.125%, 03/15/26 50,000 50,875
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
2.875%, 10/15/26
(b)
50,000 47,233
SLM Corp.
4.200%, 10/29/25 80,000 78,576
United Wholesale Mortgage LLC
5.500%, 11/15/25
(b)
120,000 119,078
Total 1,264,363
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Food and Beverage 1.4%
Bunge Ltd. Finance Corp.
3.250%, 08/15/26 40,000 38,703
Campbell Soup Co.
2.375%, 04/24/30 60,000 52,952
Conagra Brands, Inc.
4.850%, 11/01/28 60,000 60,014
Constellation Brands, Inc.
4.350%, 05/09/27 85,000 83,965
General Mills, Inc.
2.875%, 04/15/30 60,000 54,276
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co. SARL
5.500%, 01/15/30 60,000 60,038
Kellanova
3.250%, 04/01/26 40,000 38,929
Keurig Dr Pepper, Inc.
3.200%, 05/01/30 75,000 69,123
Kraft Heinz Foods Co.
3.000%, 06/01/26 60,000 58,105
McCormick & Co., Inc.
0.900%, 02/15/26 85,000 79,933
Mondelez International, Inc.
2.750%, 04/13/30 60,000 54,344
Sysco Corp.
3.300%, 07/15/26 40,000 38,879
Tyson Foods, Inc.
4.350%, 03/01/29 60,000 58,523
Total 747,784
Gaming 1.5%
GLP Capital LP / GLP Financing II, Inc.
5.300%, 01/15/29 40,000 40,028
5.375%, 04/15/26 40,000 39,953
5.750%, 06/01/28 85,000 86,155
International Game Technology PLC
6.250%, 01/15/27
(b)
200,000 201,740
Melco Resorts Finance Ltd.
Series REGS, 5.250%, 04/26/26 85,000 82,301
5.750%, 07/21/28
(b)
200,000 187,932
Sands China Ltd.
2.300%, 03/08/27 200,000 183,662
Total 821,771
Health Care 3.1%
AMN Healthcare, Inc.
4.625%, 10/01/27
(b)
50,000 48,097
Avantor Funding, Inc.
4.625%, 07/15/28
(b)
40,000 38,540
Baxter International, Inc.
1.915%, 02/01/27 85,000 79,175
Becton Dickinson & Co.
4.693%, 02/13/28 60,000 59,990
Cardinal Health, Inc.
3.410%, 06/15/27 60,000 57,780
Cencora, Inc.
3.450%, 12/15/27 40,000 38,403
Cigna Group (The)
3.400%, 03/01/27 85,000 82,277
4.375%, 10/15/28 50,000 49,320
CVS Health Corp.
1.300%, 08/21/27 85,000 76,428
4.300%, 03/25/28 80,000 78,416

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
July 31, 2024 (Unaudited)
Columbia Short Duration Bond ETF | 2024 7
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
GE HealthCare Technologies, Inc.
5.650%, 11/15/27 100,000 102,563
HCA, Inc.
3.500%, 09/01/30 60,000 55,325
5.250%, 06/15/26 50,000 50,089
IQVIA, Inc.
5.000%, 05/15/27
(b)
200,000 196,663
6.250%, 02/01/29 100,000 104,821
Laboratory Corp. of America Holdings
1.550%, 06/01/26 80,000 75,189
Medline Borrower LP
3.875%, 04/01/29
(b)
220,000 205,320
Solventum Corp.
5.450%, 03/13/31
(b)
60,000 60,562
Stryker Corp.
1.950%, 06/15/30 50,000 43,060
Teleflex, Inc.
4.625%, 11/15/27 50,000 48,602
Tenet Healthcare Corp.
5.125%, 11/01/27 100,000 98,298
Total 1,648,918
Healthcare Insurance 0.5%
Centene Corp.
3.375%, 02/15/30 100,000 90,538
4.625%, 12/15/29 60,000 57,921
Elevance Health, Inc.
4.101%, 03/01/28 40,000 39,237
Humana, Inc.
1.350%, 02/03/27 85,000 78,116
Total 265,812
Healthcare REIT 0.4%
Healthcare Realty Holdings LP
3.625%, 01/15/28 85,000 79,737
Omega Healthcare Investors, Inc.
4.750%, 01/15/28 85,000 83,564
Welltower OP LLC
4.250%, 04/15/28 40,000 39,252
Total 202,553
Home Construction 0.1%
MDC Holdings, Inc.
3.850%, 01/15/30 60,000 57,652
Independent Energy 1.5%
California Resources Corp.
8.250%, 06/15/29
(b)
60,000 61,428
Canadian Natural Resources Ltd.
3.850%, 06/01/27 40,000 38,966
Chesapeake Energy Corp.
6.750%, 04/15/29
(b)
60,000 60,659
Civitas Resources, Inc.
8.375%, 07/01/28
(b)
50,000 52,589
Coterra Energy, Inc.
4.375%, 03/15/29 85,000 82,749
Crescent Energy Finance LLC
9.250%, 02/15/28
(b)
50,000 52,801
CrownRock LP / CrownRock Finance, Inc.
5.625%, 10/15/25
(b)
50,000 49,984
Diamondback Energy, Inc.
3.125%, 03/24/31 60,000 53,820
Endeavor Energy Resources LP / EER Finance, Inc.
5.750%, 01/30/28
(b)
100,000 100,953
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Hilcorp Energy I LP / Hilcorp Finance Co.
5.750%, 02/01/29
(b)
50,000 49,267
Matador Resources Co.
6.875%, 04/15/28
(b)
60,000 61,161
Occidental Petroleum Corp.
7.500%, 05/01/31 60,000 67,452
Pioneer Natural Resources Co.
2.150%, 01/15/31 60,000 51,564
Total 783,393
Leisure 0.8%
Carnival Corp.
4.000%, 08/01/28
(b)
200,000 189,233
Live Nation Entertainment, Inc.
3.750%, 01/15/28
(b)
80,000 75,418
Royal Caribbean Cruises Ltd.
5.375%, 07/15/27
(b)
80,000 79,591
5.500%, 04/01/28
(b)
100,000 99,620
Total 443,862
Life Insurance 0.5%
CNO Financial Group, Inc.
5.250%, 05/30/29 85,000 83,659
Corebridge Financial, Inc.
3.850%, 04/05/29 50,000 47,704
Global Atlantic Fin Co.
4.700%, (US 5 Year CMT T-Note +
3.796%), 10/15/51
(b),(d)
50,000 46,877
Lincoln National Corp.
3.050%, 01/15/30 50,000 45,460
3.800%, 03/01/28 40,000 38,681
Total 262,381
Lodging 0.4%
Hilton Domestic Operating Co., Inc.
5.375%, 05/01/25
(b)
53,000 52,840
Hyatt Hotels Corp.
4.375%, 09/15/28 85,000 83,272
Marriott International, Inc.
Series HH, 2.850%, 04/15/31 60,000 52,597
Travel + Leisure Co.
6.625%, 07/31/26
(b)
40,000 40,386
Total 229,095
Media and Entertainment 1.0%
Discovery Communications LLC
3.950%, 03/20/28 75,000 70,542
Netflix, Inc.
6.375%, 05/15/29 120,000 128,941
Paramount Global
4.200%, 06/01/29 50,000 46,014
6.375%, (US 5 Year CMT T-Note +
3.999%), 03/30/62
(d)
60,000 55,209
7.875%, 07/30/30 50,000 52,995
Take-Two Interactive Software, Inc.
4.950%, 03/28/28 60,000 60,237
TEGNA, Inc.
4.625%, 03/15/28 80,000 73,846
Warnermedia Holdings, Inc.
4.054%, 03/15/29 40,000 37,057
Total 524,841
Media Cable 0.1%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.000%, 02/01/28
(b)
60,000 57,144

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
July 31, 2024 (Unaudited)
8 Columbia Short Duration Bond ETF | 2024
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Metals and Mining 0.8%
Alcoa Nederland Holding BV
4.125%, 03/31/29
(b)
60,000 56,085
FMG Resources August 2006 Pty Ltd.
4.500%, 09/15/27
(b)
50,000 47,940
Freeport-McMoRan, Inc.
4.250%, 03/01/30 110,000 105,871
Mineral Resources Ltd.
8.000%, 11/01/27
(b)
50,000 51,238
9.250%, 10/01/28
(b)
100,000 106,153
Novelis Corp.
3.250%, 11/15/26
(b)
80,000 76,155
Total 443,442
Midstream 3.6%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.375%, 06/15/29
(b)
60,000 58,667
Buckeye Partners LP
3.950%, 12/01/26 85,000 82,004
Cheniere Corpus Christi Holdings LLC
5.125%, 06/30/27 40,000 40,216
Enbridge, Inc.
6.200%, 11/15/30 60,000 64,090
Energy Transfer LP
3.750%, 05/15/30 60,000 56,517
4.950%, 05/15/28 40,000 40,069
EnLink Midstream Partners LP
4.150%, 06/01/25 16,000 15,768
EQM Midstream Partners LP
5.500%, 07/15/28 100,000 99,492
6.500%, 07/01/27 75,000 76,428
Hess Midstream Operations LP
6.500%, 06/01/29
(b)
60,000 61,216
Kinder Morgan, Inc.
2.000%, 02/15/31 60,000 50,299
Kinetik Holdings LP
6.625%, 12/15/28
(b)
60,000 61,231
MPLX LP
2.650%, 08/15/30 60,000 52,976
National Fuel Gas Co.
3.950%, 09/15/27 40,000 38,682
New Fortress Energy, Inc.
6.500%, 09/30/26
(b)
160,000 148,702
NuStar Logistics LP
5.625%, 04/28/27 85,000 84,544
6.000%, 06/01/26 40,000 40,097
ONEOK, Inc.
4.000%, 07/13/27 50,000 48,995
Plains All American Pipeline LP / PAA Finance Corp.
4.650%, 10/15/25 85,000 84,440
Sabine Pass Liquefaction LLC
4.500%, 05/15/30 60,000 58,838
5.000%, 03/15/27 40,000 40,110
Sunoco LP / Sunoco Finance Corp.
6.000%, 04/15/27 80,000 79,932
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
5.500%, 01/15/28
(b)
60,000 57,870
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.500%, 03/01/30 60,000 60,151
TransCanada PipeLines Ltd.
4.875%, 01/15/26 40,000 39,938
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Venture Global LNG, Inc.
8.125%, 06/01/28
(b)
120,000 124,878
9.500%, 02/01/29
(b)
60,000 66,723
Western Midstream Operating LP
4.050%, 02/01/30 80,000 76,047
Williams Cos., Inc. (The)
3.750%, 06/15/27 125,000 121,526
Total 1,930,446
Natural Gas 0.6%
Sempra
3.400%, 02/01/28 40,000 38,191
Southern Gas Corridor CJSC
Series REGS, 6.875%, 03/24/26 200,000 201,755
Southwest Gas Corp.
5.450%, 03/23/28 80,000 81,343
Total 321,289
Office REIT 0.3%
Alexandria Real Estate Equities, Inc.
3.950%, 01/15/27 40,000 39,068
Boston Properties LP
4.500%, 12/01/28 80,000 76,816
CubeSmart LP
2.000%, 02/15/31 60,000 49,829
Total 165,713
Other Financial Institutions 0.4%
Howard Hughes Corp. (The)
4.125%, 02/01/29
(b)
100,000 91,904
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
5.250%, 05/15/27 100,000 95,864
6.250%, 05/15/26 40,000 39,886
Total 227,654
Other Industry 0.2%
AECOM
5.125%, 03/15/27 50,000 49,362
Williams Scotsman, Inc.
6.625%, 06/15/29
(b)
60,000 61,102
Total 110,464
Other REIT 0.5%
Digital Realty Trust LP
4.450%, 07/15/28 40,000 39,397
Extra Space Storage LP
5.900%, 01/15/31 60,000 62,502
Host Hotels & Resorts LP
Series I, 3.500%, 09/15/30 60,000 54,509
RHP Hotel Properties LP / RHP Finance Corp.
4.500%, 02/15/29
(b)
30,000 28,417
Starwood Property Trust, Inc.
7.250%, 04/01/29
(b)
60,000 61,829
Total 246,654
Packaging 0.8%
Amcor Finance USA, Inc.
3.625%, 04/28/26 80,000 78,017
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.125%, 08/15/26
(b)
85,000 72,014
Ball Corp.
6.000%, 06/15/29 60,000 60,699
Berry Global, Inc.
5.800%, 06/15/31
(b)
60,000 61,006
Crown Americas LLC / Crown Americas Capital Corp. VI
4.750%, 02/01/26 40,000 39,450

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
July 31, 2024 (Unaudited)
Columbia Short Duration Bond ETF | 2024 9
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Sealed Air Corp./Sealed Air Corp. US
6.125%, 02/01/28
(b)
100,000 100,849
Total 412,035
Paper 0.2%
Celulosa Arauco y Constitucion SA
3.875%, 11/02/27 85,000 80,287
Suzano Austria GmbH
3.750%, 01/15/31 60,000 53,379
Total 133,666
Pharmaceuticals 1.2%
Amgen, Inc.
5.250%, 03/02/30 120,000 123,156
Biogen, Inc.
2.250%, 05/01/30 50,000 43,515
Gilead Sciences, Inc.
2.950%, 03/01/27 90,000 86,497
3.650%, 03/01/26 40,000 39,271
Mylan, Inc.
4.550%, 04/15/28 60,000 58,859
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
4.125%, 04/30/28
(b)
200,000 187,895
Perrigo Finance Unlimited Co.
4.375%, 03/15/26 40,000 39,089
Shire Acquisitions Investments Ireland DAC
3.200%, 09/23/26 2,000 1,935
Zoetis, Inc.
4.500%, 11/13/25 40,000 39,757
Total 619,974
Property & Casualty 0.6%
Aon Corp.
2.800%, 05/15/30 60,000 54,000
Assurant, Inc.
4.900%, 03/27/28 40,000 39,715
CNA Financial Corp.
3.450%, 08/15/27 85,000 81,695
Enstar Finance LLC
5.750%, (US 5 Year CMT T-Note +
5.468%), 09/01/40
(d)
80,000 76,875
Willis North America, Inc.
2.950%, 09/15/29 60,000 54,695
Total 306,980
Railroads 0.1%
Canadian Pacific Railway Co.
1.750%, 12/02/26 85,000 79,485
Refining 0.5%
Marathon Petroleum Corp.
3.800%, 04/01/28 50,000 48,410
PBF Holding Co. LLC / PBF Finance Corp.
6.000%, 02/15/28 100,000 98,155
Phillips 66
3.900%, 03/15/28 40,000 38,877
Phillips 66 Co.
3.750%, 03/01/28 70,000 67,684
Total 253,126
Restaurants 0.4%
1011778 BC ULC / New Red Finance, Inc.
3.875%, 01/15/28
(b)
40,000 37,617
5.750%, 04/15/25
(b)
70,000 69,916
McDonald's Corp.
Series MTN, 3.800%, 04/01/28 80,000 77,988
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Starbucks Corp.
3.500%, 03/01/28 40,000 38,473
Total 223,994
Retail REIT 0.4%
Agree LP
2.000%, 06/15/28 45,000 40,431
Brixmor Operating Partnership LP
4.050%, 07/01/30 40,000 37,970
Regency Centers LP
3.700%, 06/15/30 40,000 37,610
Store Capital LLC
4.500%, 03/15/28 80,000 77,300
Total 193,311
Retailers 1.4%
Advance Auto Parts, Inc.
3.900%, 04/15/30 50,000 45,937
AutoNation, Inc.
3.800%, 11/15/27 50,000 47,904
Bath & Body Works, Inc.
5.250%, 02/01/28 50,000 49,023
Dollar Tree, Inc.
4.200%, 05/15/28 40,000 39,108
Lowe's Cos., Inc.
3.650%, 04/05/29 85,000 81,312
O'Reilly Automotive, Inc.
3.600%, 09/01/27 80,000 77,345
Rakuten Group, Inc.
11.250%, 02/15/27
(b)
200,000 216,145
Tapestry, Inc.
7.700%, 11/27/30 60,000 63,567
Under Armour, Inc.
3.250%, 06/15/26 60,000 57,318
Walgreens Boots Alliance, Inc.
3.450%, 06/01/26 60,000 57,110
Total 734,769
Supermarkets 0.5%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons
LLC
3.250%, 03/15/26
(b)
50,000 48,343
4.625%, 01/15/27
(b)
40,000 38,978
6.500%, 02/15/28
(b)
160,000 162,233
Kroger Co. (The)
4.500%, 01/15/29 40,000 39,857
Total 289,411
Technology 4.3%
Amdocs Ltd.
2.538%, 06/15/30 50,000 43,933
Avnet, Inc.
4.625%, 04/15/26 40,000 39,619
Block, Inc.
2.750%, 06/01/26 50,000 47,576
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.875%, 01/15/27 125,000 122,540
Broadcom, Inc.
4.750%, 04/15/29 50,000 50,159
Dell International LLC / EMC Corp.
4.900%, 10/01/26 40,000 40,007
5.300%, 10/01/29 60,000 61,360
6.020%, 06/15/26 22,000 22,363
Equifax, Inc.
3.100%, 05/15/30 60,000 54,815

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
July 31, 2024 (Unaudited)
10 Columbia Short Duration Bond ETF | 2024
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Equinix, Inc.
3.200%, 11/18/29 60,000 55,425
Fair Isaac Corp.
4.000%, 06/15/28
(b)
50,000 47,067
Fidelity National Information Services, Inc.
1.150%, 03/01/26 40,000 37,734
Fiserv, Inc.
3.200%, 07/01/26 40,000 38,819
3.500%, 07/01/29 100,000 94,598
Flex Ltd.
3.750%, 02/01/26 85,000 83,194
Global Payments, Inc.
1.200%, 03/01/26 40,000 37,653
Hewlett Packard Enterprise Co.
5.250%, 07/01/28 60,000 61,266
HP, Inc.
3.000%, 06/17/27 40,000 38,111
Imola Merger Corp.
4.750%, 05/15/29
(b)
80,000 75,327
Iron Mountain, Inc.
4.875%, 09/15/27
(b)
50,000 48,770
5.000%, 07/15/28
(b)
100,000 96,903
Jabil, Inc.
3.600%, 01/15/30 50,000 46,216
Keysight Technologies, Inc.
3.000%, 10/30/29 60,000 54,694
4.600%, 04/06/27 50,000 49,704
Micron Technology, Inc.
6.750%, 11/01/29 50,000 53,963
Motorola Solutions, Inc.
4.600%, 02/23/28 80,000 79,740
ON Semiconductor Corp.
3.875%, 09/01/28
(b)
60,000 56,070
Open Text Corp.
3.875%, 02/15/28
(b)
60,000 56,064
Oracle Corp.
2.650%, 07/15/26 85,000 81,540
3.250%, 11/15/27 80,000 76,466
PTC, Inc.
4.000%, 02/15/28
(b)
60,000 56,865
Roper Technologies, Inc.
2.950%, 09/15/29 50,000 45,969
Seagate HDD Cayman
4.875%, 06/01/27 60,000 59,201
Skyworks Solutions, Inc.
1.800%, 06/01/26 120,000 112,912
TD SYNNEX Corp.
1.750%, 08/09/26 85,000 79,444
VMware LLC
1.400%, 08/15/26 85,000 79,293
3.900%, 08/21/27 40,000 38,881
Western Digital Corp.
2.850%, 02/01/29 60,000 52,901
4.750%, 02/15/26 60,000 59,025
Total 2,336,187
Tobacco 0.3%
Altria Group, Inc.
3.400%, 05/06/30 60,000 55,495
BAT Capital Corp.
2.259%, 03/25/28 75,000 68,317
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
3.557%, 08/15/27 33,000 31,775
Total 155,587
Transportation Services 0.4%
Cargo Aircraft Management, Inc.
4.750%, 02/01/28
(b)
50,000 47,034
FedEx Corp.
3.250%, 04/01/26 60,000 58,453
GXO Logistics, Inc.
1.650%, 07/15/26 50,000 46,704
Penske Automotive Group, Inc.
Subordinated 3.500%, 09/01/25 60,000 58,561
Total 210,752
Wireless 1.3%
American Tower Corp.
2.900%, 01/15/30 50,000 45,231
Crown Castle, Inc.
3.800%, 02/15/28 60,000 57,763
Rogers Communications, Inc.
3.625%, 12/15/25 50,000 49,043
5.250%, (US 5 Year CMT T-Note +
3.590%), 03/15/82
(b),(d)
50,000 48,347
SBA Communications Corp.
3.125%, 02/01/29 80,000 72,438
3.875%, 02/15/27 60,000 57,778
Sprint LLC
7.625%, 03/01/26 80,000 82,269
T-Mobile USA, Inc.
2.050%, 02/15/28 20,000 18,239
2.550%, 02/15/31 180,000 156,256
3.875%, 04/15/30 60,000 57,226
Vodafone Group PLC
3.250%, (US 5 Year CMT T-Note +
2.447%), 06/04/81
(d)
80,000 75,490
Total 720,080
Wirelines 0.9%
AT&T, Inc.
2.750%, 06/01/31 60,000 52,512
4.350%, 03/01/29 85,000 83,849
British Telecommunications PLC
5.125%, 12/04/28 85,000 86,089
Deutsche Telekom International Finance BV
8.750%, 06/15/30 60,000 71,275
Verizon Communications, Inc.
2.100%, 03/22/28 40,000 36,679
4.125%, 03/16/27 75,000 74,161
4.329%, 09/21/28 85,000 84,246
Total 488,811
Total Corporate Bonds
(Cost $26,708,531) 26,673,133
Foreign Government Obligations
(e)
  19.3%
Principal
Amount ($) Value ($)
Brazil 1.7%
Brazilian Government International Bond
4.625%, 01/13/28 200,000 196,990
4.500%, 05/30/29 500,000 481,255
Petrobras Global Finance BV
5.999%, 01/27/28 200,000 201,138
Total 879,383
Chile 0.3%

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
July 31, 2024 (Unaudited)
Columbia Short Duration Bond ETF | 2024 11
Foreign Government Obligations
(e)
(continued)
Issue
Description
Principal
Amount ($) Value ($)
Corp Nacional del Cobre de Chile
3.150%, 01/14/30 200,000 179,286
China 1.6%
China Cinda Finance 2017 I Ltd.
Series EMTN, 4.750%, 02/08/28 200,000 196,709
China Construction Bank Corp.
2.450%, (US 5 Year CMT T-Note +
2.150%), 06/24/30
(d)
200,000 195,217
Industrial & Commercial Bank of China Ltd.
Series REGS, 4.875%, 09/21/25 455,000 453,820
Total 845,746
Colombia 1.6%
Colombia Government International Bond
4.500%, 03/15/29 300,000 277,848
3.000%, 01/30/30 200,000 166,951
Ecopetrol SA
5.375%, 06/26/26 50,000 49,363
8.625%, 01/19/29 350,000 371,332
Total 865,494
Dominican Republic 1.1%
Dominican Republic International Bond
Series REGS, 5.500%, 02/22/29 150,000 147,490
Series REGS, 5.950%, 01/25/27 272,000 272,948
Series REGS, 4.500%, 01/30/30 200,000 186,091
Total 606,529
Hungary 0.8%
Hungary Government International Bond
Series REGS, 5.250%, 06/16/29 200,000 199,747
Magyar Export-Import Bank Zrt
Series REGS, 6.125%, 12/04/27 200,000 201,992
Total 401,739
India 0.4%
Export-Import Bank of India
Series REGS, 3.875%, 02/01/28 200,000 193,818
Indonesia 2.0%
Indonesia Government International Bond
4.100%, 04/24/28 255,000 248,102
Series REGS, 4.750%, 01/08/26 200,000 199,258
Perusahaan Penerbit SBSN Indonesia III
Series REGS, 4.400%, 03/01/28 255,000 251,443
Series REGS, 4.450%, 02/20/29 200,000 197,294
Perusahaan Perseroan Persero PT
Perusahaan Listrik Negara
Series REGS, 5.450%, 05/21/28 200,000 202,194
Total 1,098,291
Israel 0.3%
Israel Electric Corp. Ltd.
Series GMTN, 4.250%, 08/14/28
(b)
200,000 187,414
Jordan 0.3%
Jordan Government International Bond
Series REGS, 5.850%, 07/07/30 200,000 183,406
Kazakhstan 0.4%
KazMunayGas National Co. JSC
Series REGS, 4.750%, 04/19/27 200,000 195,250
Kuwait 0.4%
MEGlobal BV
Series REGS, 4.250%, 11/03/26 200,000 195,090
Mexico 1.8%
Comision Federal de Electricidad
Series REGS, 4.688%, 05/15/29 200,000 191,042
Foreign Government Obligations
(e)
(continued)
Issue
Description
Principal
Amount ($) Value ($)
Mexico Government International Bond
3.750%, 01/11/28 255,000 244,888
4.500%, 04/22/29 400,000 389,022
3.250%, 04/16/30 200,000 179,743
Total 1,004,695
Oman 1.9%
Oman Government International Bond
Series REGS, 6.000%, 08/01/29 200,000 206,260
Series REGS, 6.750%, 10/28/27 200,000 208,442
Series REGS, 5.625%, 01/17/28 400,000 403,249
Oman Sovereign Sukuk Co.
Series REGS, 5.932%, 10/31/25 200,000 201,742
Total 1,019,693
Panama 0.3%
Panama Government International Bond
3.160%, 01/23/30 200,000 172,007
Philippines 1.2%
Philippine Government International Bond
10.625%, 03/16/25 240,000 248,133
3.750%, 01/14/29 200,000 191,786
ROP Sukuk Trust
5.045%, 06/06/29 200,000 201,483
Total 641,402
Romania 0.9%
Romanian Government International Bond
Series REGS, 5.250%, 11/25/27 300,000 298,224
5.875%, 01/30/29 200,000 202,374
Total 500,598
South Africa 1.2%
Republic of South Africa Government
International Bond
4.875%, 04/14/26 200,000 196,343
4.300%, 10/12/28 200,000 187,075
4.850%, 09/27/27 255,000 248,165
Total 631,583
United Arab Emirates 1.1%
DP World Crescent Ltd.
Series EMTN, 3.875%, 07/18/29 200,000 190,054
DP World Salaam
6.000%, (US 5 Year CMT T-Note +
5.750%), 01/01/73
(d)
200,000 198,635
Sharjah Sukuk Program Ltd.
Series EMTN, 4.226%, 03/14/28 200,000 192,209
Total 580,898
Uruguay 0.0%
Uruguay Government International Bond
4.500%, 08/14/24 13,333 13,308
Total Foreign Government Obligations
(Cost $10,369,097) 10,395,630
Residential Mortgage-Backed Securities - Agency   10.1%
Principal
Amount ($) Value ($)
Uniform Mortgage-Backed Security TBA 10.1%
1.500%, 08/15/39
(f)
499,000 435,692
2.000%, 08/15/39
(f)
1,043,000 935,120
2.500%, 08/15/39
(f)
751,000 690,347
3.000%, 08/15/39
(f)
655,000 615,921
3.500%, 08/15/39
(f)
529,600 509,196
4.000%, 08/15/39
(f)
512,000 500,800
4.500%, 08/15/39
(f)
473,300 470,323
5.000%, 08/15/39
(f)
613,000 614,499

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
July 31, 2024 (Unaudited)
12 Columbia Short Duration Bond ETF | 2024
Notes to Portfolio of Investments
Residential Mortgage-Backed Securities - Agency (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.500%, 08/15/39
(f)
393,400 397,456
6.000%, 08/15/39
(f)
236,000 240,424
Total 5,409,778
Total Residential Mortgage-Backed
Securities - Agency
(Cost $5,368,204) 5,409,778
Treasury Bills   5.6%
Principal
Amount ($) Value ($)
United States 5.6%
U.S. Treasury Bills
5.371%, 08/20/24 3,000,000 2,991,633
Total Treasury Bills
(Cost $2,991,659) 2,991,633
Money Market Funds 5.0%
Shares Value ($)
Dreyfus Treasury Securities Cash
Management, Institutional Shares
5.170%
(g)
2,685,952 2,685,952
Total Money Market Funds
(Cost $2,685,952) 2,685,952
Total Investments in Securities
(Cost $59,054,073) 58,906,087
Other Assets & Liabilities, Net (5,199,293)
Net Assets 53,706,794
(a) Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of July 31, 2024.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as
Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2024, the total value of these securities amounted to
$8,002,430, which represents 14.90% of total net assets.
(c) Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(d) Variable rate security. The interest rate shown was the current rate as of July 31, 2024.
(e) Principal and interest may not be guaranteed by a governmental entity.
(f) Represents a security purchased on a when-issued basis.
(g) The rate shown is the seven-day current annualized yield at July 31, 2024.
Abbreviation Legend
HFC Housing Finance Corporation
SOFR Secured Overnight Financing Rate
TBA To Be Announced
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

3QT314_10_P01_(09/24)
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